Document and Entity Information	Sep. 17, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001829802
Document Type	8-K
Document Period End Date	Sep. 17, 2024
Entity Registrant Name	Sensei Biotherapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	1405 Research Blvd
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(240)
Local Phone Number	243-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	SNSE
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ